RELATED PARTY TRANSACTION (Details)				1 Months Ended					3 Months Ended				9 Months Ended		12 Months Ended
	Jun. 11, 2015 USD ($)	Jul. 11, 2014 USD ($)	Feb. 28, 2014 USD ($)	Oct. 31, 2015 USD ($) shares	Sep. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	May. 31, 2014 USD ($)	Nov. 30, 2013 USD ($) $ / shares	Sep. 30, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)	Jun. 30, 2014	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Nov. 16, 2015 $ / shares	Nov. 13, 2015 $ / shares	May. 31, 2015 $ / shares	Aug. 31, 2013 USD ($) $ / shares	Dec. 31, 2012 USD ($) $ / shares
RELATED PARTY TRANSACTION (Details) [Line Items]
Capital Lease Obligations					$ 29,439				$ 29,439				$ 29,439
Class of Warrant or Rights, Exercised (in Shares) | shares													12,760
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares										$ 10.00									$ 19.00
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares					30,188				70,289
Repayments of Notes Payable													$ 563,118	$ 123,619	$ 180,229	$ 300,455
Subsequent Event [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares																	$ 3.125	$ 3.125
Notes Payable, Other Payables [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Debt Instrument, Face Amount	$ 50,000						$ 607,500			$ 33,319
Debt Instrument, Term							36 months			11 months
Debt Instrument, Interest Rate, Stated Percentage	7.00%	15.00%					50.00%			7.50%
Debt Instrument, Payment Terms	due within 30 days of the Company’s common stock commencing trading on the NASDAQ Capital Market						The Company is required to repay 10%, 30% and 60% of the aggregate repayment amount in years one, two and three of the notes’ term, respectively.
Debt Instrument, Periodic Payment		$ 7,027.99
Debt Instrument, Maturity Date		Apr. 11, 2015
Number of Notes Payable							8
Automobiles [Member] | Notes Payable, Other Payables [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Debt Instrument, Face Amount																$ 51,880
Debt Instrument, Interest Rate, Stated Percentage																6.50%
Debt Instrument, Payment Terms																five
Equipment [Member] | Notes Payable, Other Payables [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Debt Instrument, Face Amount								$ 313,477
Debt Instrument, Interest Rate, Stated Percentage								16.00%
Number of Notes Payable								2
Debt Instrument, Maturity Date, Description								May 2014				November 2014
Director [Member] | Notes Payable, Other Payables [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Debt Instrument, Face Amount	$ 50,000							$ 313,477
Debt Instrument, Term	90 days
Debt Instrument, Interest Rate, Stated Percentage	8.00%							16.00%
Number of Notes Payable								2
Debt Instrument, Maturity Date, Description								May 2014
Debt Instrument, Collateral								collateralized by the third-party equipment being procured
Director [Member] | Notes Payable, Other Payables [Member] | Subsequent Event [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				7.00%
Debt Instrument, Payment Terms				payment due within 30 days of the Company’s common stock commencing trading on the NASDAQ Capital Market
Chief Executive Officer [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Debt Instrument, Term			60 days
Class of Warrant or Rights, Exercised (in Shares) | shares					2,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares					$ 10.00				$ 10.00				$ 10.00
Repayments of Notes Payable																$ 120,000
Chief Executive Officer [Member] | Subsequent Event [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares				12,000
Chief Executive Officer [Member] | Notes Payable, Other Payables [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Debt Instrument, Face Amount			$ 25,000													60,000					$ 120,000
Debt Instrument, Interest Rate, Stated Percentage			3.00%																		3.00%
Debt Instrument, Portion used to Pay for Exercise of Warrants					$ 7,500
Repayments of Notes Payable											$ 17,500
Notes Payable, Related Parties						$ 7,500					$ 7,500				$ 7,500
Debt Instrument, Maturity Date			Apr. 01, 2015
Chief Executive Officer [Member] | Convertible Notes Payable [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Debt Instrument, Face Amount																$ 60,000				$ 40,000	$ 120,534
Debt Instrument, Interest Rate, Stated Percentage																				3.00%	3.00%
Debt Instrument, Maturity Date																Mar. 14, 2014
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																				$ 5.00	$ 0.10
Chief Executive Officer [Member] | Related Party Loan Issued in August 2013 [Member] | Notes Payable, Other Payables [Member] | Subsequent Event [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares				8,000
Chief Executive Officer [Member] | Related Party Loan Issued in December 2012 [Member] | Convertible Notes Payable [Member] | Subsequent Event [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares				24,107
Affiliated Entity [Member] | Notes Payable, Other Payables [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Debt Instrument, Face Amount				$ 322,305
Debt Instrument, Term				48 months
Debt Instrument, Periodic Payment				$ 5,465
Immediate Family Member of Management or Principal Owner [Member] | Notes Payable, Other Payables [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Debt Instrument, Face Amount								$ 60,000
Debt Instrument, Interest Rate, Stated Percentage								3.00%
Repayments of Notes Payable																$ 60,000
Immediate Family Member of Management or Principal Owner [Member] | Convertible Notes Payable [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Debt Instrument, Face Amount								$ 60,000
Debt Instrument, Interest Rate, Stated Percentage								3.00%
Debt Instrument, Maturity Date								Mar. 31, 2014
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares								$ 5.00
Capital Lease Arrangement [Member] | Director [Member] | Automobiles [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Debt Instrument, Term						4 years
Debt Instrument, Interest Rate, Stated Percentage						9.00%					9.00%				9.00%
Number of Automobiles Under Capital Lease						2
Capital Lease Obligations						$ 35,098					$ 35,098				$ 35,098
Debt Instrument, Buy-Out Amount [Member] | Affiliated Entity [Member] | Notes Payable, Other Payables [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Debt Instrument, Periodic Payment				65,576
Debt Instrument, Payment Upon Signing [Member] | Affiliated Entity [Member] | Notes Payable, Other Payables [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Debt Instrument, Periodic Payment				$ 60,000